Description of Organization, Business Operations and Basis of Presentation (Details) - Cik 0001821171_qell acquisition corp Member - USD ($)				3 Months Ended	5 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Oct. 02, 2020	Dec. 31, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 10.00			$ 10.00	$ 10.00
Gross proceeds from sale of units					$ 361,663,500
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account					80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%
Minimum net tangible assets upon consummation of the Business Combination	$ 5,000,001			$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent					15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Threshold business days for redemption of public shares					10 days
Maximum Allowed Dissolution Expenses					$ 100,000
Cash and Cash Equivalents, at Carrying Value	2,023,823			2,023,823	2,023,823
Working capital	2,300,000			$ 2,300,000	$ 2,300,000
Sponsor | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Loan from the Sponsor	$ 195,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued		37,950,000	37,950,000
Price per share			$ 10.00
Gross proceeds from sale of units			$ 379,500,000
Offering costs incurred		$ 500,000	21,100,000
Deferred underwriting commissions			$ 13,300,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			7,060,000
Price of warrant			$ 1.50
Proceeds from issuance , gross			$ 10,600,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	7,060,000			7,060,000	7,060,000
Price of warrant	$ 1.50			$ 1.50	$ 1.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued		4,950,000	4,950,000	4,950,000
Price per share		$ 10.00	$ 10.00